Schedule of Investments (unaudited) October 31, 2021	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 87.5%

Corporate — 4.4%
California Community Choice Financing Authority RB, Series B-1, 4.00%, 02/01/52(a)	$15,690	$18,797,436
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	2,640	2,943,273

		21,740,709

County/City/Special District/School District — 18.7%
California Statewide Communities Development Authority, SAB Series A, 5.00%, 09/02/39	275	334,897
Series A, 5.00%, 09/02/44	160	192,306
Series A, 5.00%, 09/02/48	160	189,234
California Statewide Communities Development Authority,SAB, S/F Housing 5.00%, 09/02/40	300	361,060
4.00%, 09/02/50	240	260,764
5.00%, 09/02/50	240	284,501
Series C, 5.00%, 09/02/44	595	715,138
ChiNo.Valley Unified School District, GO, Series B, 4.00%, 08/01/45	5,000	5,808,235
City of San Jose California Hotel Tax Revenue, RB 6.13%, 05/01/31	500	502,174
6.50%, 05/01/36	1,210	1,215,542
6.50%, 05/01/42	2,225	2,234,986
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(b)	9,000	10,031,832
Fremont Union High School District, GO, Series A, 4.00%, 08/01/40	3,000	3,433,449
Glendale Community College District, GO, Series A, Election 2016, 5.25%, 08/01/41(b)	5,000	6,140,830
Hayward Area Recreation & Park District, Refunding GO, Series A, 5.00%, 08/01/42	4,950	6,015,646
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	5,030	6,081,486
Los Angeles County Public Works Financing Authority Refunding RB, Series F, 4.00%, 12/01/46	2,860	3,364,501
Orange County Community Facilities District, ST 4.00%, 08/15/40	260	298,602
4.00%, 08/15/50	245	278,230
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45(b)	8,990	10,666,995
San Diego Unified School District, GO, Series D2, 4.00%, 07/01/50	7,000	8,140,195
San Diego Unified School District, GO, CAB, Series C, 0.00%, 07/01/40(c)	7,215	4,738,689
San Francisco Bay Area Rapid Transit District, GO, Series B-1, 3.00%, 08/01/49	9,965	10,645,111
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(b)	2,000	2,148,756
Santa Monica Public Financing Authority, RB, 5.00%, 07/01/42	1,250	1,494,959
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/23(b)	2,500	2,728,337
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,670	4,234,163

		92,540,618

Education — 5.8%
California Enterprise Development Authority, RB(d) Series A, 5.00%, 07/01/50	1,200	1,315,988

Security	Par (000)	Value

Education (continued)
California Enterprise Development Authority, RB(d) (continued)
Series A, 5.00%, 07/01/55	$600	$656,113
California Enterprise Development Authority, Refunding RB(d)
4.00%, 06/01/36	250	287,558
4.00%, 06/01/61	500	546,934
California Municipal Finance Authority, RB(d)
Series A, 5.00%, 10/01/39	220	245,550
Series A, 5.00%, 10/01/49	370	407,371
Series A, 5.00%, 10/01/57	725	794,904
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/34	750	852,286
5.00%, 08/01/39	425	476,554
5.00%, 08/01/48	615	676,108
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(d)	285	296,323
California School Finance Authority, RB(d) 5.00%, 06/01/40	270	299,288
4.00%, 06/01/41	600	636,256
5.00%, 06/01/50	430	471,028
5.00%, 06/01/59	685	747,290
Series A, 5.00%, 06/01/49	1,000	1,076,806
Series A, 5.00%, 06/01/58	2,120	2,305,299
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(d)	240	281,718
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	600	713,425
Series A, 5.00%, 07/01/61	3,600	4,181,825
University of California, Refunding RB
Series AR, 5.00%, 05/15/38	4,250	5,006,364
Series AZ, 5.00%, 05/15/43	5,035	6,164,678

		28,439,666

Health — 3.5%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 11/01/41	7,000	7,000,000
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/49	3,000	3,361,080
Series A, 4.00%, 08/15/50	2,000	2,303,264
Series B, 5.00%, 11/15/46	3,550	4,234,820
California Municipal Finance Authority, Refunding RB(d)
Series A, 5.00%, 11/01/39	195	220,882
Series A, 5.00%, 11/01/49	220	245,859

		17,365,905

Housing — 8.4%
California Community Housing Agency, RB, M/F Housing (d)
4.00%, 08/01/46	195	203,851
4.00%, 02/01/50	360	373,360
4.00%, 08/01/51	1,825	1,877,160
3.00%, 02/01/57	1,195	1,158,512
Series A, 5.00%, 04/01/49	2,770	3,108,682
Series A, 4.00%, 02/01/56	2,145	2,293,175
Series A-1, 4.00%, 08/01/50	375	387,657
Series A-1, 3.00%, 02/01/57	750	690,268
Series A-2, 4.00%, 08/01/47	2,060	2,115,035
California Housing Finance, RB, M/F Housing Class A, (FHLMC), 3.75%, 03/25/35	4,995	5,909,678
Series A, 4.25%, 01/15/35	1	856
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	5,000	5,149,620

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
CMFA Special Finance Agency VII, RB(d) 4.00%, 08/01/47	$1,095	$1,147,528
3.00%, 08/01/56	1,205	1,101,343
CSCDA Community Improvement Authority RB, 3.25%, 10/01/58(d)	500	457,828
CSCDA Community Improvement Authority, RB, M/F Housing(d) 4.00%, 10/01/46	1,715	1,778,037
2.65%, 12/01/46	1,410	1,309,732
4.00%, 07/01/56	1,150	1,192,672
3.13%, 08/01/56	480	441,272
4.00%, 08/01/56	1,455	1,513,842
3.00%, 12/01/56	1,155	1,069,633
3.25%, 04/01/57	595	567,965
4.00%, 04/01/57	1,590	1,640,905
4.00%, 05/01/57(e)	1,840	1,875,613
Series A, 2.45%, 02/01/47	605	568,690
Series A, 5.00%, 07/01/51	1,015	1,151,558
Series A-2, 4.00%, 09/01/56	2,055	2,151,669
Series B, 4.00%, 02/01/57	465	483,659

		41,719,800

State — 13.0%
California State Public Works Board, RB
Series F, 5.25%, 09/01/33.	4,335	4,708,699
Series I, 5.50%, 11/01/33	4,940	5,436,638
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/34	7,750	9,299,876
City of Roseville California, ST, 4.00%, 09/01/45	350	386,955
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	9,430,784
State of California, Refunding GO 5.00%, 08/01/37	13,000	16,056,066
3.00%, 10/01/37	12,000	12,974,244
4.00%, 10/01/41	5,000	5,936,105

		64,229,367

Tobacco — 5.1%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/49	245	278,152
5.00%, 06/01/50	275	320,549
Series A, 4.00%, 06/01/49	355	408,190
California County Tobacco Securitization Agency, Refunding RB, CAB (c) 0.00%, 06/01/55	2,425	607,460
Series B-2, Subordinate, 0.00%, 06/01/55	3,635	726,407
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	475	486,568
Series A-2, 5.00%, 06/01/47	18,670	19,124,670
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,635	3,182,021

		25,134,017

Transportation — 14.8%
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/29	2,045	2,185,929
Series A, AMT, 5.00%, 05/15/37	3,520	4,258,063
Series A, AMT, 5.00%, 05/15/44	5,885	7,056,286
Series B, AMT, 5.00%, 05/15/36	2,600	3,044,236
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Subordinate, 5.00%, 05/15/38	5,000	6,140,690

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.00%, 05/15/39	$4,060	$5,148,397
County of Sacramento California Airport System Revenue, Refunding RB, Series A, 5.00%, 07/01/41	13,500	15,791,395
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	4,135	4,588,944
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/42	16,735	19,798,626
Series D, AMT, 5.25%, 05/01/48	2,250	2,729,536
Series E, AMT, 5.00%, 05/01/40	2,000	2,450,800

		73,192,902

Utilities — 13.8%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 5.00%, 11/01/32	5,000	6,190,895
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/45	3,245	3,916,702
Series C, 4.00%, 06/01/45	4,000	4,395,564
Los Angeles Department of Water & Power Refunding RB, Series B, 5.00%, 07/01/51	2,150	2,730,266
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	5,000	5,974,650
Series A, 5.25%, 07/01/44	3,000	3,621,408
Los Angeles Department of Water, RB
Series A, 5.00%, 07/01/42	10,670	12,775,564
Series B, 5.00%, 07/01/38	3,000	3,505,920
Los Angeles Department of Water, Refunding RB
Series A, 5.00%, 07/01/44	1,500	1,785,486
Series B, 5.00%, 07/01/43	7,150	8,811,588
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	3,047,664
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	11,410,081

		68,165,788

Total Municipal Bonds in California		432,528,772

Puerto Rico — 5.8%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	3,164,482
Series A-1, Restructured, 5.00%, 07/01/58	10,154	11,463,460
Series A-2, Restructured, 4.33%, 07/01/40	2,588	2,838,001
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,818,951
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,577	2,793,546

		23,078,440

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	505	517,402

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	$3,865	$3,987,876
Series A, Senior Lien, 5.13%, 07/01/37	1,105	1,141,028

		5,128,904

Total Municipal Bonds in Puerto Rico		28,724,746

Total Municipal Bonds — 93.3% (Cost: $430,910,717)		461,253,518

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 70.6%

County/City/Special District/School District — 25.4%
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	11,200	13,892,177
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(b)	15,140	17,672,082
San Diego Ca Unif Sch Dist, 4.00%, 07/01/46	7,000	8,231,191
San Diego Unified School District, GO, Series I, 5.00%, 07/01/47	10,000	12,065,120
San Francisco Bay Area Rapid Transit District, GO, Series A, 5.00%, 08/01/47	10,615	12,787,887
San Joaquin Delta Community College District, GO, Series C, 5.00%, 08/01/39(b)	14,505	16,336,461
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39(b)	6,100	6,707,780
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	22,230	25,292,727
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	12,326,540

		125,311,965

Education — 17.4%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,792	13,631,663
Univ Of California Ca Revenues, 4.00%, 05/15/47	10,000	11,535,395
University of California, RB
Series AM, 5.25%, 05/15/44.	5,000	5,570,755
Series M, 5.00%, 05/15/42	10,000	11,982,955
University of California, Refunding RB
Series AI, 5.00%, 05/15/38	14,225	15,224,179
Series AR, 5.00%, 05/15/41	10,165	11,914,678
Series I, 5.00%, 05/15/40	14,065	16,088,475

		85,948,100

Health — 8.8%
California Health Facilities Financing Authority, RB(b)
Series A, 5.00%, 08/15/23	9,695	10,513,762
Series A, 5.00%, 11/15/41	11,620	13,692,950
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	18,960	19,336,906

		43,543,618

Security	Par (000)	Value

State — 3.9%
State of California, Refunding GO, 4.00%, 10/01/39	$16,620	$19,553,546

Transportation — 8.8%
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/43	10,865	12,320,578
City of Los Angeles Department of Airports, ARB, AMT, Series D, 5.00%, 05/15/41	18,632	21,085,248
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series B, 5.00%, 05/01/41	8,720	10,132,448

		43,538,274

Utilities — 6.3%
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	6,412	7,456,240
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	23,496,330

		30,952,570

Total Municipal Bonds in California		348,848,073

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 70.6% (Cost: $ 328,349,072)		348,848,073

Total Investments — 163.9% (Cost: $ 759,259,789)		810,101,591

Other Assets Less Liabilities — 1.5%		7,189,779

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.7)%		(151,796,037)

VMTP Shares at Liquidation Value — (34.7)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$494,195,333

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock California Municipal Income Trust (BFZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class(a)	$—	$—	(b)	$—	$—	$—	$—	—	$49	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	246	12/21/21	$32,141	$428,563
U.S. Long Bond	152	12/21/21	24,444	51,289
5-Year U.S. Treasury Note	210	12/31/21	25,556	292,486

				$772,338

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$461,253,518	$—	$461,253,518
Municipal Bonds Transferred to Tender Option Bond Trusts	—	348,848,073	—	348,848,073

	$—	$810,101,591	$—	$810,101,591

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$772,338	$—	$—	$772,338

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(151,775,836)	$—	$(151,775,836)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(323,075,836)	$—	$(323,075,836)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

5